Debt financing	6 Months Ended
Jun. 30, 2018
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Debt financing
13.	Debt financing

The Group estimates that the fair value of corporate bonds is £6,035.1 million at 30 June 2018 (30 June 2017: £5,868.2 million; 31 December 2017: £5,816.5 million). The Group considers that the carrying amount of bank loans at 30 June 2018 of £624.6 million (30 June 2017: £1,343.0 million; 31 December 2017: £993.4 million) approximates their fair value.

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2018	30 June 2017	31 December 2017
	£m	£m	£m
Within one year	(175.7)	(463.4)	(391.7)
Between one and two years	(925.6)	(423.7)	(896.3)
Between two and three years	(594.8)	(914.1)	(584.3)
Between three and four years	(1,351.2)	(358.6)	(1,537.8)
Between four and five years	(496.7)	(1,778.3)	(487.9)
Over five years	(4,912.9)	(5,009.2)	(4,519.1)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(8,456.9)	(8,947.3)	(8,417.1)
Short-term overdrafts – within one year	(299.4)	(644.5)	(393.2)
Future anticipated cash flows	(8,756.3)	(9,591.8)	(8,810.3)
Effect of discounting/financing rates	1,903.4	2,066.3	1,935.8
Debt financing	(6,852.9)	(7,525.5)	(6,874.5)